LONG-TERM INVESTMENTS - Schedule of Long-Term Investments (Details) $ in Millions, $ in Billions	Aug. 01, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Jun. 30, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Apr. 27, 2017	Feb. 15, 2017 CAD ($)	Feb. 15, 2017 USD ($)	Feb. 08, 2017
LONG-TERM INVESTMENTS
Total long-term investments		$ 16,707		$ 16,644
Disposal group, held-for-sale, not discontinued operations | Texas Express Ngl System
LONG-TERM INVESTMENTS
EQUITY INVESTMENTS	$ 447		$ 447
Enbridge Renewable Infrastructure Investments S.a.r.l. (ERII) | Canada Pension Plan Investment Board (CPPIB)
LONG-TERM INVESTMENTS
Direct common interest (as a percent)	49.00%
Noverco | Common shares
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		38.90%		38.90%
Noverco | Gas Distribution | Common shares
LONG-TERM INVESTMENTS
EQUITY INVESTMENTS		$ 0		$ 0
Noverco | Gas Distribution | Preference shares
LONG-TERM INVESTMENTS
OTHER LONG-TERM INVESTMENTS		$ 478		371
Hohe See Offshore Wind Project
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)								50.00%
Bakken Pipeline System
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)					27.60%
Bakken Pipeline System | EEP
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)						27.60%	27.60%
Purchase price						$ 2,000	$ 1.5
Bakken Pipeline System | Liquids Pipelines
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		27.60%
EQUITY INVESTMENTS		$ 2,039		1,938
Seaway | Liquids Pipelines
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
EQUITY INVESTMENTS		$ 3,113		2,882
Illinois Extension Pipeline Company, L.L.C.2 | Liquids Pipelines
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		65.00%
EQUITY INVESTMENTS		$ 724		686
Alliance Pipeline | Gas Transmission and Midstream
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
EQUITY INVESTMENTS		$ 368		375
Aux Sable | Gas Transmission and Midstream
LONG-TERM INVESTMENTS
EQUITY INVESTMENTS		$ 311		300
Aux Sable | Gas Transmission and Midstream | Minimum
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		42.70%
Aux Sable | Gas Transmission and Midstream | Maximum
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
DCP Midstream, LLC | Gas Transmission and Midstream
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
EQUITY INVESTMENTS		$ 2,368		2,143
Gulfstream Natural Gas System, L.L.C. | Gas Transmission and Midstream
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
EQUITY INVESTMENTS		$ 1,289		1,205
Nexus Gas Transmission, LLC | Gas Transmission and Midstream
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
EQUITY INVESTMENTS		$ 1,757		834
Offshore - various joint ventures | Gas Transmission and Midstream
LONG-TERM INVESTMENTS
EQUITY INVESTMENTS		$ 400		389
Offshore - various joint ventures | Gas Transmission and Midstream | Minimum
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		22.00%
Offshore - various joint ventures | Gas Transmission and Midstream | Maximum
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		74.30%
PennEast Pipeline Company, LLC | Gas Transmission and Midstream
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		20.00%
EQUITY INVESTMENTS		$ 97		69
Sabal Trail Transmission, LLC | Gas Transmission and Midstream
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
EQUITY INVESTMENTS		$ 1,586		2,355
Southeast Supply Header L.L.C. | Gas Transmission and Midstream
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
EQUITY INVESTMENTS		$ 519		486
Steckman Ridge LP | Gas Transmission and Midstream
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		49.50%
EQUITY INVESTMENTS		$ 237		221
Texas Express Pipeline6 | Gas Transmission and Midstream
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		35.00%
EQUITY INVESTMENTS		$ 0		430
Vector Pipeline L.P. | Gas Transmission and Midstream
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		60.00%
EQUITY INVESTMENTS		$ 198		169
Eolien Maritime France SAS | Green Power and Transmission
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
EQUITY INVESTMENTS		$ 68		69
Enbridge Renewable Infrastructure Investments S.a.r.l. (ERII) | Green Power and Transmission
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		25.50%
EQUITY INVESTMENTS		$ 127		763
Rampion Offshore Wind Project | Green Power and Transmission
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		24.90%
EQUITY INVESTMENTS		$ 638		555
Emerging Technologies and Other | Green Power and Transmission
LONG-TERM INVESTMENTS
OTHER LONG-TERM INVESTMENTS		80		80
Other equity investments | Liquids Pipelines
LONG-TERM INVESTMENTS
EQUITY INVESTMENTS		$ 97		87
Other equity investments | Liquids Pipelines | Minimum
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		30.00%
Other equity investments | Liquids Pipelines | Maximum
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		43.80%
Other equity investments | Gas Transmission and Midstream
LONG-TERM INVESTMENTS
EQUITY INVESTMENTS		$ 6		34
Other equity investments | Gas Transmission and Midstream | Minimum
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		33.30%
Other equity investments | Gas Transmission and Midstream | Maximum
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
Other equity investments | Gas Distribution | Common shares
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
EQUITY INVESTMENTS		$ 15		15
Other equity investments | Green Power and Transmission
LONG-TERM INVESTMENTS
EQUITY INVESTMENTS		$ 72		95
Other equity investments | Green Power and Transmission | Minimum
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		19.00%
Other equity investments | Green Power and Transmission | Maximum
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
Other equity investments | Eliminations and Other
LONG-TERM INVESTMENTS
EQUITY INVESTMENTS		$ 10		26
Other equity investments | Eliminations and Other | Minimum
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		19.00%
Other equity investments | Eliminations and Other | Maximum
LONG-TERM INVESTMENTS
Ownership Interest (as a percent)		42.70%
Other long-term investments | Eliminations and Other
LONG-TERM INVESTMENTS
OTHER LONG-TERM INVESTMENTS		$ 110		$ 67